Consolidated Comprehensive Income Statements (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 9,528	$ 6,179
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	5,134	(8,344)
Tax effect	(1,745)	2,836
Pension liability adjustment	1,228	4,406
Tax effect	(417)	(1,498)
Total other comprehensive income (loss)	4,200	(2,600)
Comprehensive income	$ 13,728	$ 3,579